Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 7,266
2022	8,610
2023	2,870
2024	5,933
2025	5,888
Thereafter	10,730
Total	41,297	$ 40,167
Parent Company [Member]
Debt Instrument [Line Items]
2021	1,509
2022	3,855
2024	5,913
2025	2,283
Thereafter	7,364
Total	$ 20,924	$ 18,602